Capital management - Summary of Financial Covenants Under Lending Agreements (Detail) - CAD ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Components of capital
Shareholders' equity	$ 1,391.6		$ 1,405.8	$ 1,643.8
Long-term debt	$ 184.0	[1]	$ 339.2

[1]	The 2027 figure includes our syndicated credit facility which has a term-out date of May 2027. The 2030 figure includes our senior unsecured notes due in December 2030. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.